Inventories, Net (Details) - Schedule of inventories - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Land	S/ 114,111	S/ 175,087
Work in progress - Real estate	131,090	117,341
Finished properties	47,643	75,085
Construction materials	42,475	49,403
Merchandise and supplies	83,512	80,051
Inventories, gross	418,831	496,967
Allowance for inventory write-downs	(6,495)	(8,641)
Inventories, net	412,336	488,326
Current	346,783	488,326
Non-current	S/ 65,553